Commitments and Contingencies - Schedule of Company's Restricted Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 20, 2017
Fair Value, Separate Account Investment [Line Items]
Restricted assets, excluding illiquid assets	$ 4,530.8	$ 4,306.9
Other investments, at fair value	151.3	109.4
Total restricted assets	$ 4,682.1	$ 4,416.3
Total as percent of investable assets	59.70%	58.60%
Securities and cash as collateral secured letters of credit	$ 539.8	$ 516.8
Affiliated transactions
Fair Value, Separate Account Investment [Line Items]
Restricted Assets	891.3	1,027.9
Third party
Fair Value, Separate Account Investment [Line Items]
Restricted Assets	3,099.7	2,762.2
Letters of credit / guarantees
Fair Value, Separate Account Investment [Line Items]
Restricted Assets	539.8	516.8
Limited Partner | Real estate fund
Fair Value, Separate Account Investment [Line Items]
Restricted Assets			$ 20.0	$ 100.0
Other investments, at fair value	$ 151.3	$ 109.4